SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE (Tables)	12 Months Ended
Dec. 31, 2012
Securities Sold Under Agreements To Repurchase Tables [Abstract]
SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

	2011	2012
	(EUR in thousands)
Securities sold under agreements to repurchase	1,302,239	1,108,569
Securities sold under agreements to repurchase:
Average outstanding during the year	3,221,314	1,375,805
Weighted average interest rate during the year	3.79%	4.38%
Weighted average interest rate at year end	3.63%	4.93%
Amount outstanding at month end:
January	5,125,395	1,983,816
February	4,698,535	1,504,851
March	5,187,643	1,624,482
April	4,360,673	1,734,688
May	2,976,276	1,441,933
June	2,606,337	1,055,196
July	2,661,253	941,898
August	2,309,891	1,533,211
September	1,930,242	1,464,559
October	3,144,079	1,254,343
November	2,036,228	935,680
Securities sold under agreements to repurchase are recorded at the amount of cash received in connection with the transaction. Maturities of such agreements to repurchase are typically overnight to six months.